LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Rent expense	$ 92,537	$ 158,612	$ 235,894
lease term	6 years	1 year 5 months 30 days
Operating lease agreements expiration dates	lease agreements with various expiration dates in 2022
Operating Lease, Weighted Average Discount Rate, Percent	3.95%	3.95%